Loans and Allowance for Credit Losses, Loans by Delinquency Status, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	$ 14,380		$ 17,810
By delinquency status:
Loans	916,559	[1]	862,551	[1]	$ 822,286	$ 798,351	$ 769,631
Consumer Real Estate Loans Government Guaranteed Or Insured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	13,373		16,827
Student Loans, Government Guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	26		63
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	867		873
By delinquency status:
Total PCI loans (carrying value)	19,259		21,813
Loans	459,976		447,725		445,196	438,537	424,922
Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	$ 273,869		$ 265,386		258,507	249,912	229,408
Financing Receivables Equal To Or Greater Than 180 Days Past Due Percentage Of Portfolio	1.30%		1.70%
Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	$ 53,004		$ 59,717		65,950	75,503	86,041
Credit Card [Member]
By delinquency status:
Total PCI loans (carrying value)	0		0
Loans	34,039		31,119		26,882	24,651	22,905
Automobile Loan [Member]
By delinquency status:
Total PCI loans (carrying value)	0		0
Loans	59,966		55,740		50,808	45,998	43,508
Other revolving credit and installment [Member]
By delinquency status:
Total PCI loans (carrying value)	0		0
Loans	39,098		35,763		$ 43,049	$ 42,473	$ 43,060
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current-29 DPD	407,374		386,901
By delinquency status:
30 to 59 DPD	3,950		4,288
60 to 89 DPD	1,542		1,719
90-119 DPD	832		942
120-179 DPD	876		1,057
180 or more DPD	3,790		4,737
Government insured/guaranteed loans	22,353		26,268
Loans, excluding Purchased Credit Impaired Loans	440,717		425,912
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current-29 DPD	225,195		208,642
By delinquency status:
30 to 59 DPD	2,072		2,415
60 to 89 DPD	821		993
90-119 DPD	402		488
120-179 DPD	460		610
180 or more DPD	3,376		4,258
Government insured/guaranteed loans	22,353		26,268
Loans, excluding Purchased Credit Impaired Loans	254,679		243,674
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current-29 DPD	51,778		58,182
By delinquency status:
30 to 59 DPD	325		398
60 to 89 DPD	184		220
90-119 DPD	110		158
120-179 DPD	145		194
180 or more DPD	393		464
Government insured/guaranteed loans	0		0
Loans, excluding Purchased Credit Impaired Loans	52,935		59,616
Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current-29 DPD	33,208		30,356
By delinquency status:
30 to 59 DPD	257		239
60 to 89 DPD	177		160
90-119 DPD	150		136
120-179 DPD	246		227
180 or more DPD	1		1
Government insured/guaranteed loans	0		0
Loans, excluding Purchased Credit Impaired Loans	34,039		31,119
Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current-29 DPD	58,503		54,365
By delinquency status:
30 to 59 DPD	1,121		1,056
60 to 89 DPD	253		235
90-119 DPD	84		78
120-179 DPD	4		5
180 or more DPD	1		1
Government insured/guaranteed loans	0		0
Loans, excluding Purchased Credit Impaired Loans	59,966		55,740
Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current-29 DPD	38,690		35,356
By delinquency status:
30 to 59 DPD	175		180
60 to 89 DPD	107		111
90-119 DPD	86		82
120-179 DPD	21		21
180 or more DPD	19		13
Government insured/guaranteed loans	0		0
Loans, excluding Purchased Credit Impaired Loans	39,098		35,763
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer Real Estate Loans Government Guaranteed Or Insured [Member]
By delinquency status:
Government insured/guaranteed loans	12,400		16,200
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	5,500		6,700
PCI Loans Carrying Value [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current-29 DPD	19,971		23,320
By delinquency status:
Total PCI loans (carrying value)	19,971		23,320
PCI Loans Carrying Value [Member] | Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current-29 DPD	19,259		21,813
By delinquency status:
Total PCI loans (carrying value)	19,259		21,813					$ 40,100
PCI Loans Carrying Value [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Total PCI loans (carrying value)	19,190		21,712
PCI Loans Carrying Value [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Total PCI loans (carrying value)	69		101
PCI Loans Carrying Value [Member] | Credit Card [Member]
By delinquency status:
Total PCI loans (carrying value)	0		0
PCI Loans Carrying Value [Member] | Automobile Loan [Member]
By delinquency status:
Total PCI loans (carrying value)	0		0
PCI Loans Carrying Value [Member] | Other revolving credit and installment [Member]
By delinquency status:
Total PCI loans (carrying value)	$ 0		$ 0

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.